Other Strategic Investments	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Other Strategic Investments

Note 3. Other Strategic Investments

RevitaLid Asset Acquisition

On October 24, 2017, the Company entered into a stock purchase agreement with Nephron Pharmaceuticals Corporation, Point Guard Partners, LLC, VOOM LLC, Tom Riedhammer, Avery Family Trust, and Vision Quest Holdings, LLC (collectively, the “Sellers”) to purchase the outstanding stock of RevitaLid, Inc. (“RevitaLid”). RevitaLid is the owner of RVL‑1201, an ophthalmic product that treats blepharoptosis, or droopy eyelid, which had been licensed from VOOM LLC. Osmotica obtained all rights to the VOOM LLC License Agreement and will be undertaking future development and commercialization of RVL‑1201, which includes conducting clinical trials and filing a new drug application with the Food and Drug Administration (“FDA”).

The acquisition of RevitaLid included the license to intellectual property from VOOM LLC dated August 31, 2011 which contains future regulatory and sales milestone payments and royalties payable to VOOM LLC as well as a liability payable to Oculos Clinical Research and unpaid Seller transaction expenses.

The minimum purchase price for the transaction was $12,500,000 which was payable less the liability payable to Oculos Clinical Research less all Sellers’ transaction expenses, plus an earn‑out based on specified percentages of net sales once regulatory approval has been given regarding commercialization, the Company determined that the earn‑out was not probable on October 24, 2017 or as of December 31, 2017.

The Company evaluated the acquisition of the RevitaLid assets under ASC 805, Business Combinations and ASU 2017‑01 and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition. Accordingly, the purchase price of the RevitaLid assets, along with transaction costs of $681,952 were allocated over the relative fair value of the identified group of assets as follows:

In-process research and development	$12,500,000
Net deferred tax assets and liabilities	3,872,476
Total assets acquired	$16,372,476

The acquired IPR&D was deemed to have no alternative future uses, thus, pursuant to ASC 730, Research and Development,  $16,372,476 was recorded as an expense after the acquisition date and included in Research and development expenses in the Consolidated Statements of Operations and Comprehensive Loss. The deferred tax liability of $5,566,642, a component of the net deferred tax assets and liabilities acquired, was subsequently removed and included as a component of the income tax benefit for the year ended December 31, 2017.